Document and Entity Information	Oct. 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001742089
Document Type	8-K
Document Period End Date	Oct. 07, 2021
Entity Registrant Name	CBM BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-38680
Entity Tax Identification Number	83-1095537
Entity Address, Address Line One	2001 East Joppa Road
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21234
City Area Code	(410)
Local Phone Number	665-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Common Stock (par value $0.01 per share)
Trading Symbol	CBMB
Security Exchange Name	NASDAQ